COMMITMENTS AND CONTINGENCIES (Details Narrative) - USD ($)					6 Months Ended	12 Months Ended
	Mar. 18, 2021	Nov. 16, 2020	Mar. 11, 2020	Mar. 11, 2020	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019	Jul. 16, 2021	Jun. 24, 2021
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Reverse stock split description			the Company (i) convene and hold a special meeting, by no later than March 18, 2020, of the Board of Directors of the Company (the “Board”), for approval of certain changes to the shares of the Company, as set forth below; (ii) approve a reverse split and/or a stock consolidation, solely of the Company’s outstanding shares, at a ratio of 1,000 to 1, (iii) approve of the continuation of the Company’s then total authorized shares of common stock at 2,000,000,000 shares; and (iv) to call a special meeting of stockholders of the Company, within ten days of the special meeting of the Board and by not later than March 25, 2020, to approve the foregoing. On March 18, 2020, the Board considered the matter, and, based upon the Court order, determined to approve the foregoing items, including the 1,000 to 1 reverse split, subject to the Company having available funds to effectuate such items	the Company (i) convene and hold a special meeting, by no later than March 18, 2020, of the Board of Directors of the Company (the “Board”), for approval of certain changes to the shares of the Company, as set forth below; (ii) approve a reverse split and/or a stock consolidation, solely of the Company’s outstanding shares, at a ratio of 1,000 to 1, (iii) approve of the continuation of the Company’s then total authorized shares of common stock at 2,000,000,000 shares; and (iv) to call a special meeting of stockholders of the Company, within ten days of the special meeting of the Board and by not later than March 25, 2020, to approve the foregoing. On March 18, 2020, the Board considered the matter, and, based upon the Court order, determined to approve the foregoing items, including the 1,000 to 1 reverse split, subject to the Company having available funds to effectuate such items.
Common stock authorized		300,000,000,000	2,000,000,000	2,000,000,000	300,000,000,000	300,000,000,000	300,000,000,000
Number of options granted to purchase common stock					2,347,835,948		245,000
Additional Cash					$ 1,759,080	$ 3,064,610	$ 1,664
Convertible notes payable aggregate principal amount								$ 3,000,000
Unsecured Debt [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Additional Cash									$ 30,000
Mr. Alstodt [Member] | Ten Year Option [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Number of options granted to purchase common stock	1,173,917,974
Mr. Silva [Member] | Ten Year Option [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Number of options granted to purchase common stock	1,173,917,974
Other Lenders [Member] | Auctus [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Common stock authorized									3,000,000
Chief Executive Officer [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Annual base salary							300,000
Severance costs		$ 400,000					$ 100,000
Certain benefits plus		$ 100,000
Alstodt Employment Agreement [Member] | Mr. Alstodt [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Annual base salary	$ 250,000
Increase in annual salary	$ 50,000				150,000
Number of restricted common shares issued	86,958,987
Silva Employment Agreement [Member] | Mr. Silva [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Annual base salary	$ 225,000
Increase in annual salary	$ 50,000				$ 150,000
Number of restricted common shares issued	586,958,987
Employment agreement, description					Pursuant to the Silva Employment Agreement, Mr. Silva is entitled to receive initially an annual salary of $225,000. Mr. Silva’s annual salary will increase by $50,000 per year. In addition, in the event certain performance goals are met, Mr. Silva’s salary will increase by $150,000. The Silva Employment Agreement also provides for the grant to Mr. Silva pursuant to the Plan of (i) a ten year option for the purchase of 1,173,917,974 shares of common stock of the Company and (ii) 586,958,987 RSUs of the Company